PREFERRED SHARES (Details) - USD ($)			6 Months Ended
	Sep. 30, 2024	Aug. 03, 2023	Jun. 30, 2025	Dec. 31, 2024
PREFERRED SHARES
Share issuance to third-party companies (in shares)		29,411,764
Preferred stock, par value (in dollars per share)			$ 0.0001	$ 0.0001
Share issuance to third-party companies (in $)		$ 300,000,000	$ 4,193,962
Series A Preferred Shares
PREFERRED SHARES
Term for conversion into ordinary shares (in years)	2 years
Conversion price	$ 10
Repurchase price as percentage of subscription price	110.00%
GFC | Series A Preferred Shares
PREFERRED SHARES
Share issuance to third-party companies (in shares)	290,000
Preferred stock, par value (in dollars per share)	$ 0.0001
Share issuance to third-party companies (in $)	$ 2,900,000
Wu Wenyuan | Series A Preferred Shares
PREFERRED SHARES
Payments to be received upon issuance of shares	$ 2,000,000
Payments term upon issuance of shares (in months)	6 months
Number of shares issuable	200,000